SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives, property, plant and equipment

Asset category	Depreciation method	Rate/useful life
Furniture and fixtures	Declining balance	20%
Office equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight-line	Shorter of useful life and lease term
Premise assets	Straight-line	4–7 years

Schedule of useful lives, intangible assets

Intangible asset category	Amortization method	Rate/useful life
Customer relationships	Straight-line	10 years
Technology	Straight-line	3–5 years
Brand (finite life)	Straight-line	10 years